Investing Activities (Details) (USD $)	12 Months Ended											12 Months Ended													12 Months Ended						12 Months Ended			12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2013 Access Midstream Partners [Member]	Dec. 20, 2012 Access Midstream Partners [Member]	Dec. 31, 2012 Access Midstream Partners [Member]	Dec. 31, 2011 Access Midstream Partners [Member]	Dec. 31, 2013 Access Midstream Partners [Member] Limited Partner [Member]	Dec. 31, 2013 Access Midstream Partners [Member] Adjustment For Amortization Of Difference Between Carrying Amount And Underlying Equity [Member]	Dec. 31, 2013 Overland Pass Pipeline Company LLC [Member]	Dec. 31, 2012 Overland Pass Pipeline Company LLC [Member]	Dec. 31, 2011 Overland Pass Pipeline Company LLC [Member]	Dec. 31, 2013 Gulfstream Natural Gas System LLC [Member]	Dec. 31, 2012 Gulfstream Natural Gas System LLC [Member]	Dec. 31, 2011 Gulfstream Natural Gas System LLC [Member]	Dec. 31, 2013 Discovery Producer Services LLC [Member]		Dec. 31, 2012 Discovery Producer Services LLC [Member]		Dec. 31, 2011 Discovery Producer Services LLC [Member]	Dec. 31, 2013 Discovery Producer Services LLC [Member] Proportionate Share Of Amounts Remaining For Capital Projects [Member]	Dec. 31, 2013 Laurel Mountain Midstream, LLC [Member]		Dec. 31, 2012 Laurel Mountain Midstream, LLC [Member]		Dec. 31, 2011 Laurel Mountain Midstream, LLC [Member]	Dec. 31, 2013 Laurel Mountain Midstream, LLC [Member] Proportionate Share Of Amounts Remaining For Capital Projects [Member]	Dec. 31, 2013 Caiman Energy Ii Llc [Member]	Dec. 31, 2012 Caiman Energy Ii Llc [Member]	Dec. 31, 2013 Caiman Energy Ii Llc [Member] Proportionate Share Of Amounts Remaining For Capital Projects [Member]	Dec. 31, 2013 Aux Sable Liquid Products LP [Member]	Dec. 31, 2012 Aux Sable Liquid Products LP [Member]	Dec. 31, 2011 Aux Sable Liquid Products LP [Member]	Dec. 31, 2013 Other [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2012 Accroven SRL sold [Member]	Dec. 31, 2011 Accroven SRL sold [Member]	Dec. 31, 2010 Accroven SRL sold [Member]	Dec. 31, 2013 Former Venezuela Operations [Member]	Dec. 31, 2012 Former Venezuela Operations [Member]	Dec. 31, 2013 Access Midstream Partners G P L L C [Member]
Investing income
Equity earnings (losses)	$ 134,000,000	[1]	$ 111,000,000	[1]	$ 155,000,000	[1]	$ 93,000,000					$ (63,000,000)
Income (loss) from investments	28,000,000	[1]	49,000,000	[1]	7,000,000	[1]	31,000,000																																53,000,000	11,000,000
Interest income and other	53,000,000		28,000,000		6,000,000																																		10,000,000			50,000,000	7,000,000
Total investing income	215,000,000		188,000,000		168,000,000
Investments
Equity Method Investments	4,360,000,000		3,987,000,000				2,161,000,000		2,187,000,000				452,000,000	454,000,000		333,000,000	348,000,000		527,000,000	[2]	350,000,000	[2]			481,000,000	[2]	444,000,000	[2]			256,000,000	67,000,000					150,000,000	137,000,000
Equity Method Investment, Ownership Percentage							24.00%				23.00%		50.00%			50.00%			60.00%						51.00%						47.50%										50.00%			50.00%
Dividends and distributions
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	1,130,000,000							1,270,000,000
Expected contributions to equity method investees for expansion projects																								244,000,000						72,000,000			119,000,000
Equity Method Investment, payments to purchase or contributions	455,000,000		2,651,000,000		211,000,000			2,190,000,000											193,000,000		169,000,000				42,000,000		174,000,000		137,000,000		192,000,000	69,000,000
Equity method investment, dividends or distributions	247,000,000		173,000,000		193,000,000		93,000,000		0	0			27,000,000	28,000,000	19,000,000	81,000,000	79,000,000	84,000,000	12,000,000		21,000,000		40,000,000											20,000,000	28,000,000	35,000,000
Summarized Financial Position of Equity Method Investments
Current assets	689,000,000		582,000,000
Noncurrent assets	13,621,000,000		11,571,000,000
Current liabilities	(573,000,000)		(507,000,000)
Noncurrent liabilities	(4,563,000,000)		(3,807,000,000)
Noncontrolling interests	(254,000,000)		(112,000,000)
Summarized Results of Operations of Equity Method Investments
Gross revenue	2,406,000,000		1,821,000,000		1,808,000,000
Operating income	699,000,000		557,000,000		747,000,000
Net income	627,000,000		488,000,000		654,000,000
Related Party Transactions [Abstract]
Related Party Transaction, Purchases from Related Party	161,000,000		186,000,000		234,000,000
Related party transactions, payable	13,000,000		15,000,000
Related Party Transaction, Expenses from Transactions with Related Party	$ 67,000,000		$ 75,000,000		$ 57,000,000

[1]	Items also included in Segment profit (loss). (See Note 18 – Segment Disclosures.)
[2]	We account for these investments under the equity method due to the significant participatory rights of our partners such that we do not control or are otherwise not the primary beneficiary of the investments.